ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS PAYABLE [Abstract]
Accounts Payable
	As of December 31,
	2014	2015

Game license fees payable	$13,246,572	$11,730,997
Fees payable to content and channel providers	5,075,274	1,810,868
Royalty fees payable	11,622,820	13,580,816
Fees payable to mobile operators	968,382	405,702
Others	686,269	546,280

	$31,599,317	$28,074,663